Preferred and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					4 Months Ended	6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 21, 2019	Jun. 30, 2018	Mar. 31, 2018	Apr. 18, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 15, 2017	Dec. 31, 2018
Preferred stock shares outstanding	25,222						25,222			46,302
Common stock shares outstanding	13,133,806						13,133,806			12,843,414
Shares tendered, nominal value	$ 0						$ 0			$ 0
Payments for repurchase of shares							10,009	$ 0
Percentage of the increase of the preferred dividend rate									0.25%
Gain/ (Loss) from stock redemption recognized in Retained Earnings	$ 8,703	$ 9,932
Undeclared preferred dividends							$ 19,048
Restricted common stock
Forfeited shares of common stock	59			150			59	300
Restricted stock units
Vested stock units				0				333
American Depositary Shares - The Series G
Number of shares							2,000,000
Preferred stock shares outstanding	5,350						5,350			14,191
Sale of Stock- Redemption price per share	$ 25						$ 25
Preferred stock liquidation preference	$ 2,500						$ 2,500
Dividend rate of preferred stock							8.75%
American Depositary Shares - The Series H
Number of shares							4,800,000
Preferred stock shares outstanding	17,682						17,682			28,612
Sale of Stock- Redemption price per share	$ 25						$ 25
Preferred stock liquidation preference	$ 2,500						$ 2,500
Dividend rate of preferred stock							8.625%
Convertible preferred stock
Conversion of Stock, Shares converted	1,309
Preferred stock shares outstanding	2,190						2,190			3,499
Dividends cancelled	$ 916
Convertible preferred stock | 10 years after the issuance date
Sale of Stock- Redemption price per share	$ 10						$ 10
Preferred stock liquidation preference	$ 10,000						$ 10,000
Common Stock
Conversion of stock, Shares issued	140,059
Stock-based compensation expenses, shares granted		151,515			432,431
Common Stock | Dividends undeclared
Conversion of stock, Shares issued	9,159
Price per common unit	$ 41						$ 41
Exchange program for 66 2/3% shares | American Depositary Shares - The Series G
Number of shares issued for the exchange offer						8,841
Shares tendered, nominal value						$ 21,271
Tender offer expenses						401
Payments for repurchase of shares						4,423
2024 Notes issued						3,879
Gain/ (Loss) from stock redemption recognized in Retained Earnings						12,568
Dividends cancelled						$ 6,798
Exchange program for 66 2/3% shares | American Depositary Shares - The Series H
Number of shares issued for the exchange offer			10,930
Shares tendered, nominal value			$ 26,297
Tender offer expenses			997
Payments for repurchase of shares			4,188
2024 Notes issued			4,747
Gain/ (Loss) from stock redemption recognized in Retained Earnings			16,365
Dividends cancelled			$ 7,678